UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                Investment Company Act file number   811-7455
                                                  ----------------

                              Phoenix-Seneca Funds
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
              ----------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-791-3197
                                                            ------------

                   Date of fiscal year end: September 30, 2003
                                            ------------------

                    Date of reporting period: March 31, 2003
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



                                                               Semiannual Report

March 31, 2003

(LOGO)
o SENECA o
[GRAPHIC OMITTED]

Phoenix-Seneca
Bond Fund

Phoenix-Seneca
Mid-Cap "EDGE"(SM) Fund

Phoenix-Seneca
Real Estate Securities Fund


(LOGO)
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.
[GRAPHIC OMITTED]

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

      We are in the throes of one of the most stubborn bear markets in history as we provide you with this financial summary for the six months ended March 31, 2003 for the Phoenix-Seneca Funds.

      While the bear market continues, you may consider the idea of giving up on investing altogether. However, in uncertain markets, how you react may be the difference between success and failure -- not just in recovering your losses, but in reaching your long-term goals.

      It is true that no one knows exactly what we can expect in the coming months. But, it is also true that the best balance of performance and protection requires discipline and diversification. As such, bond, stock, and real estate investment trust mutual funds could play important roles in your portfolio. Work with your financial advisor to build and maintain a portfolio that will help you achieve long-term success.

      To learn more about your investments and investing, visit
PhoenixInvestments.com.


Sincerely,

/s/  PHILIP R. MCLOUGHLIN

Philip R. McLoughlin
Chairman, Phoenix Funds


MARCH 31, 2003


--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Phoenix-Seneca Bond Fund ....................................................  3
Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund ...................................... 11
Phoenix-Seneca Real Estate Securities Fund .................................. 17
Notes to Financial Statements ............................................... 23

PHOENIX-SENECA BOND FUND

                          INVESTMENTS AT MARCH 31, 2003
                                   (UNAUDITED)

                                                          PAR
                                                MOODY'S  VALUE
                                                RATING   (000)       VALUE
                                                -------  ------   -----------
U.S. GOVERNMENT SECURITIES--7.7%

U.S. TREASURY BONDS--3.7%
U.S. Treasury Bonds 8%, 11/15/21(e) ..........    Aaa    $1,550   $ 2,160,010

U.S. Treasury Bonds 5.375%, 2/15/31(e) .......    Aaa       560       605,763
                                                                  -----------
                                                                    2,765,773
                                                                  -----------
U.S. TREASURY NOTES--4.0%
U.S. Treasury Notes 1.625%, 3/31/05 ..........    Aaa       440       440,928

U.S. Treasury Inflationary Notes
3.375%, 1/15/07(e)(f) ........................    Aaa     1,995     2,517,103
                                                                  -----------
                                                                    2,958,031
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $5,767,755)                                        5,723,804
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--23.7%

Fannie Mae 6.50%, 3/25/16 ....................    Aaa       545       571,739

Fannie Mae 6.50%, 7/25/18 ....................    Aaa        90        95,094

Fannie Mae 6.50%, 10/15/18 ...................    Aaa       525       555,587

Fannie Mae 6%, 10/25/20 ......................    Aaa       166       174,539

Fannie Mae 7.50%, 2/1/27 .....................    Aaa     1,240     1,326,124

Fannie Mae TBA 5.50%, 6/12/32 ................    Aaa     3,615     3,662,447

Freddie Mac 5.50%, '16-'22 ...................    Aaa     4,699     4,965,156

Freddie Mac 6.50%, '17-'31 ...................    Aaa     4,772     5,056,731

Freddie Mac 6%, 11/15/17 .....................    Aaa       345       362,238

Freddie Mac 6%, 4/15/20 ......................    Aaa       295       312,054

Freddie Mac 6%, 2/15/30 ......................    Aaa        44        45,976

Freddie Mac 1.83%, 3/15/32(c) ................    Aaa       416       417,352
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $17,399,090)                                      17,545,037
-----------------------------------------------------------------------------

                                                          PAR
                                                MOODY'S  VALUE
                                                RATING   (000)       VALUE
                                                -------  ------   -----------
AGENCY NON MORTGAGE-BACKED
SECURITIES--2.1%

Fannie Mae 7.125%, 2/15/05(e) ................    Aaa    $1,380   $ 1,521,330
-----------------------------------------------------------------------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $1,517,741)                                        1,521,330
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--19.0%

Banc of America Commerical Mortgage,
Inc. 00-1, A1A 7.109%, 11/15/31 ..............    Aaa       599       669,926

Banc of America Funding Corp. 00-1,
1A12 6.75%, 11/20/32 .........................   AAA(d)     726       753,894

Bank of America Mortgage Security
03-3, 2A6 1.871%, 4/25/18(c) .................    Aaa     3,118     3,118,000

Bear Stearns Commercial Mortgage
Security 99-WF2, A2 7.08%, 6/15/09 ...........    Aaa       608       705,262

CDC Commercial Mortgage Trust 02-FX1,
A1 5.252%, 5/15/19 ...........................    Aaa       583       617,303

Cendant Mortgage Corp. 03-4, F 1.81%,
5/25/18(c) ...................................    Aaa       490       490,000

Chase Manhattan Bank-First Union
National Bank 7.439%, 7/15/09 ................   AAA(d)     565       665,304

Chase Mortgage Finance Corp. 6.50%,
5/25/32 ......................................    Aaa       421       429,925

Countrywide Alternative Loan Trust 6.50%,
7/25/32 ......................................   AAA(d)     818       842,095

Countrywide Alternative Loan Trust
1.855%, 8/25/32(c) ...........................   AAA(d)     824       824,982

Countrywide Funding Corp. 6.875%,
3/25/24 ......................................    Aaa     1,442     1,465,519

Countrywide Home Loans 6.50%, 5/25/19 ........    Aaa       586       603,301

Household Home Equity Loan Trust 02-3A
1.734%, 8/20/12(c) ...........................    Aaa       513       512,805

Household Home Equity Loan Trust 02-4A
1.834%, 10/20/32(c) ..........................    Aaa       272       272,697


                        See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                                                          PAR
                                                MOODY'S  VALUE
                                                RATING   (000)       VALUE
                                                -------  ------   -----------
Lehman Brothers Commercial Mortgage
Trust 02-LLFA, A 1.56%, 6/16/04(c) ...........    Aaa    $   22   $    21,624

Long Beach Mortgage Trust 1.755%,
11/25/32(c) ..................................    Aaa       565       566,155

Residential Accredit Loans, Inc. 1.905%,
7/25/32(c) ...................................    Aaa       449       450,546

Salomon Brothers Mortgage Securities VII
00-C3, A2 6.592%, 12/18/33 ...................    Aaa       473       535,074

Washington Mutual 6%, 11/20/29 ...............    Aaa       509       517,096
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $14,036,834)                                      14,061,508
-----------------------------------------------------------------------------

CORPORATE BONDS--41.6%

ADVERTISING--0.4%
RH Donnelley Finance Corp. I 144A
8.875%, 12/15/10(b) ..........................     B         90        99,675

RH Donnelley Finance Corp. I 144A
10.875%, 12/15/12(b) .........................     B        143       164,093
                                                                  -----------
                                                                      263,768
                                                                  -----------
AEROSPACE & DEFENSE--2.9%
Goodrich Corp. 7.625%, 12/15/12 ..............    Baa       867       909,524

Goodrich Corp. 7%, 4/15/38 ...................    Baa       210       185,643

Raytheon Co. 6.30%, 3/15/05 ..................    Baa       595       634,670

Raytheon Co. 8.30%, 3/1/10 ...................    Baa       330       387,007
                                                                  -----------
                                                                    2,116,844
                                                                  -----------
AUTOMOBILE MANUFACTURERS--0.9%
Daimlerchrysler NA Holdings 7.75%,
6/15/05 ......................................     A        380       417,958

Ford Motor Co. 7.45%, 7/16/31 ................    Baa       335       256,405
                                                                  -----------
                                                                      674,363
                                                                  -----------
BANKS--4.8%
Archstone-Smith Trust 7.90%, 2/15/16 .........    Baa       191       220,419

Bank of America Corp. 5.125%, 11/15/14 .......     Aa       585       601,795

Colonial Bank 9.375%, 6/1/11 .................     Ba       338       380,675

Golden West Financial Corp. 4.75%,
10/1/12 ......................................     A        738       754,113

Sovereign Bancorp 144A 10.20%,
6/30/05(b) ...................................    Baa     1,007     1,105,828

Wells Fargo & Co. 5.125%, 9/1/12 .............     Aa       480       501,407
                                                                  -----------
                                                                    3,564,237
                                                                  -----------

                                                          PAR
                                                MOODY'S  VALUE
                                                RATING   (000)       VALUE
                                                -------  ------   -----------
BROADCASTING & CABLE TV--3.2%
AMFM 8%, 11/1/08 .............................     Ba    $  999   $ 1,132,616

Clear Channel Communications, Inc.
7.875%, 6/15/05 ..............................    Baa        80        88,133

Comcast Corp. 7.05%, 3/15/33 .................    Baa       125       127,868

Continental Cablevision, Inc. 8.875%,
9/15/05 ......................................    Baa       215       241,804

Cox Communications, Inc. 7.75%, 8/15/06 ......    Baa       370       417,055

Lenfest Communications, Inc. 10.50%,
6/15/06 ......................................     Ba       116       134,705

Turner Broadcasting System, Inc. 8.40%,
2/1/24 .......................................    Baa       207       222,601
                                                                  -----------
                                                                    2,364,782
                                                                  -----------
BUILDING PRODUCTS--0.5%
American Standard, Inc. 7.625%, 2/15/10 ......     Ba       328       359,160

CASINOS & GAMING--0.2%
Boyd Gaming Corp. 144A 7.75%,
12/15/12(b) ..................................     B        157       158,963

CONSUMER FINANCE--2.3%
American General Finance Corp. 4.50%,
11/15/07 .....................................     A        272       283,068

General Motors Acceptance Corp. 6.125%,
8/28/07 ......................................     A        311       318,933

General Motors Acceptance Corp. 6.875%,
9/15/11 ......................................     A        175       172,924

Household Finance Corp. 7.875%, 3/1/07 .......     A         87       100,107

MBNA America Bank NA 5.375%, 1/15/08 .........    Baa       789       815,082
                                                                  -----------
                                                                    1,690,114
                                                                  -----------
DIVERSIFIED COMMERCIAL SERVICES--0.4%
Cendant Corp. 6.25%, 1/15/08 .................    Baa       256       264,051

DIVERSIFIED FINANCIAL SERVICES--3.9%
Bear Stearns Co., Inc. 3%, 3/30/06 ...........     A        735       741,921

CIT Group, Inc. 4.125%, 2/21/06 ..............     A        375       375,469

Citigroup, Inc. 3.50%, 2/1/08 ................     Aa       695       696,270

Goldman Sachs Group, Inc. 6.125%,
2/15/33 ......................................     Aa       440       441,461

Lehman Brothers Holdings 4%, 1/22/08 .........     A        577       589,032

Morgan Stanley 3.625%, 4/1/08 ................     Aa        41        40,833

Morgan Stanley 6.75%, 4/15/11 ................     Aa        14        15,669
                                                                  -----------
                                                                    2,900,655
                                                                  -----------

                        See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                                                          PAR
                                                MOODY'S  VALUE
                                                RATING   (000)       VALUE
                                                -------  ------   -----------
ELECTRIC UTILITIES--2.2%
Alabama Power Co. 5.70%, 2/15/33 .............     A     $  315   $   310,973

Pepco Holdings, Inc. 3.75%, 2/15/06 ..........    Baa       857       875,609

Progress Energy, Inc. 6.75%, 3/1/06 ..........    Baa       376       411,262
                                                                  -----------
                                                                    1,597,844
                                                                  -----------
ENVIRONMENTAL SERVICES--1.3%
Waste Management, Inc. 6.50%, 11/15/08 .......     Ba       898       981,741

FOREST PRODUCTS--0.3%
Weyerhaeuser Co. 6.875%, 12/15/33 ............    Baa       245       251,819

GAS UTILITIES--0.5%
Nisource Finance Corp. 7.625%, 11/15/05 ......    Baa       336       371,159

GENERAL MERCHANDISE STORES--0.6%
Target Corp. 7%, 7/15/31 .....................     A        375       422,925

HEALTH CARE FACILITIES--0.9%
HCA, Inc. 7.125%, 6/1/06 .....................     Ba       555       595,776

HCA, Inc. 7%, 7/1/07 .........................     Ba        96       103,270
                                                                  -----------
                                                                      699,046
                                                                  -----------
HOMEBUILDING--1.1%
D.R. Horton, Inc. 7.50%, 12/1/07 .............     Ba       368       379,040

KB Home 7.75%, 2/1/10 ........................     Ba       445       456,125
                                                                  -----------
                                                                      835,165
                                                                  -----------
HOTELS, RESORTS & CRUISE LINES--0.6%
Hilton Hotels Corp. 7.625%, 12/1/12 ..........     Ba       319       320,447

Royal Caribbean Cruises Ltd. 7.25%,
8/15/06 ......................................     Ba         5         4,700

Royal Caribbean Cruises Ltd. 8.75%,
2/2/11 .......................................     Ba       130       123,825

Royal Caribbean Cruises Ltd. 7.25%,
3/15/18 ......................................     Ba        22        17,435
                                                                  -----------
                                                                      466,407
                                                                  -----------
HOUSEHOLD APPLIANCES--0.2%
Applica, Inc. 10%, 7/31/08 ...................     B        116       121,800

HOUSEWARES & SPECIALTIES--0.3%
American Greetings Corp. 6.10%, 8/1/28 .......     Ba       224       216,160

INDUSTRIAL CONGLOMERATES--0.5%
General Electric Co. 5%, 2/1/13 ..............    Aaa       382       390,655

INTEGRATED OIL & GAS--0.9%
ConocoPhillips 3.625%, 10/15/07 ..............     A        630       641,210


                                                          PAR
                                                MOODY'S  VALUE
                                                RATING   (000)       VALUE
                                                -------  ------   -----------
INTEGRATED TELECOMMUNICATION SERVICES--4.0%
Citizens Communications Co. 8.50%,
5/15/06 ......................................    Baa    $  483   $   546,198

Citizens Communications Co. 9%, 8/15/31 ......    Baa       190       246,976

Sprint Capital Corp. 6%, 1/15/07 .............    Baa       543       548,430

Sprint Capital Corp. 8.75%, 3/15/32 ..........    Baa       335       345,050

Verizon Global Funding Corp. 7.75%,
12/1/30 ......................................     A      1,087     1,307,092
                                                                  -----------
                                                                    2,993,746
                                                                  -----------
MANAGED HEALTH CARE--1.3%
Unitedhealth Group, Inc. 6.60%, 12/1/03 ......     A        936       963,089

METAL & GLASS CONTAINERS--1.1%
Ball Corp. 144A 6.875%, 12/15/12(b) ..........     Ba       293       303,621

Owens-Brockway Glass Container, Inc.
8.875%, 2/15/09 ..............................     B        298       309,175

Owens-Illinois, Inc.  7.15%, 5/15/05 .........     B        209       207,955
                                                                  -----------
                                                                      820,751
                                                                  -----------
MOVIES & ENTERTAINMENT--1.7%
AOL Time Warner, Inc. 5.625%, 5/1/05 .........    Baa       316       329,347

AOL Time Warner, Inc. 7.625%, 4/15/31 ........    Baa       244       258,923

Time Warner, Inc. 9.125%, 1/15/13 ............    Baa       554       653,427
                                                                  -----------
                                                                    1,241,697
                                                                  -----------
PACKAGED FOODS & MEATS--1.8%
Conagra Foods, Inc. 7.50%, 9/15/05 ...........    Baa       660       736,347

Dean Foods Co. 8.15%, 8/1/07 .................     B        443       474,531

Dole Food Co. 6.375%, 10/1/05 ................     Ba       110       122,100
                                                                  -----------
                                                                    1,332,978
                                                                  -----------
PAPER PRODUCTS--0.6%
International Paper Co. 8.125%, 7/8/05 .......    Baa       365       408,491

RESTAURANTS--1.1%
Yum! Brands, Inc. 7.70%, 7/1/12 ..............     Ba       748       811,580

TOBACCO--0.3%
Dimon, Inc. 8.875%, 6/1/06 ...................     Ba        75        76,875

Dimon, Inc. Series B 9.625%, 10/15/11 ........     Ba       131       144,100
                                                                  -----------
                                                                      220,975
                                                                  -----------
TRUCKING--0.3%
Avis Group Holdings, Inc. 11%, 5/1/09 ........    Baa       169       188,646


                        See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                                                          PAR
                                                MOODY'S  VALUE
                                                RATING   (000)       VALUE
                                                -------  ------   -----------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
AT&T Wireless Services, Inc. 7.35%,
3/1/06 .......................................    Baa    $  170   $   187,012

AT&T Wireless Services, Inc. 8.75%,
3/1/31 .......................................    Baa       170       194,949
                                                                  -----------
                                                                      381,961
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $29,660,316)                                      30,716,782
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--1.7%

CHILE--0.8%
Republic of Chile 7.125%, 1/11/12 ............    Baa       500       559,050

MEXICO--0.9%
United Mexican States 6.375%, 1/16/13 ........    Baa       351       351,000

United Mexican States 8%, 9/24/22 ............    Baa       296       309,764
                                                                  -----------
                                                                      660,764
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $1,198,736)                                        1,219,814
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS--2.7%

CANADA--2.2%
Cascades, Inc. 144A 7.25%, 2/15/13(b) ........     Ba       296       309,320

Corus Entertainment, Inc. 8.75%, 3/1/12 ......     B         82        85,792

Rogers Cablesystems 10%, 3/15/05 .............     Ba        85        90,525

Telus Corp. 7.50%, 6/1/07 ....................     Ba       559       592,540

Telus Corp. 8%, 6/1/11 .......................     Ba       536       570,840
                                                                  -----------
                                                                    1,649,017
                                                                  -----------
FRANCE--0.5%
Crown Euro Holdings SA 144A 9.50%,
3/1/11(b) ....................................     B        365       366,369
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $1,888,075)                                        2,015,386
-----------------------------------------------------------------------------

                                                          PAR
                                                MOODY'S  VALUE
                                                RATING   (000)       VALUE
                                                -------  ------   -----------
CONVERTIBLE BONDS--0.9%

SEMICONDUCTORS--0.9%
Analog Devices, Inc. Cv. 4.75%, 10/1/05 ......    Baa    $  640   $   646,400
-----------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $638,778)                                            646,400
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.4%
(IDENTIFIED COST $72,107,325)                                      73,450,061
-----------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS--10.1%

U.S. TREASURY BILLS--5.4%
U.S. Treasury Bills 1.10%, 4/10/03 ....................   3,116     3,115,143

U.S. Treasury Bills 1.135%, 4/10/03 ...................     845       844,761
                                                                  -----------
                                                                    3,959,904
                                                                  -----------
FEDERAL AGENCY SECURITIES--4.7%
Fannie Mae 1.08%, 4/1/03 ..............................     400       400,000

Fannie Mae 1.20%, 4/9/03 ..............................   3,100     3,099,173
                                                                  -----------
                                                                    3,499,173
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $7,459,077)                                        7,459,077
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--109.5%
(IDENTIFIED COST $79,566,402)                                      80,909,138(a)

Other assets and liabilities, net--(9.5)%                          (7,018,025)
                                                                  -----------
NET ASSETS--100.0%                                                $73,891,113
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,465,934 and gross depreciation of $123,198 for federal income tax purposes. At March 31,2003, the aggregate cost of securities for federal income tax purposes was $79,566,402.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2003, these securities amounted to a value of $2,507,869 or 3.4% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) As rated by Standard & Poors or Fitch.
(e) All or a portion segregated as collateral for delayed delivery contracts.
(f) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.

                        See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2003
                                   (UNAUDITED)


ASSETS
Investment securities at value
   (Identified cost $79,566,402)                                    $80,909,138
Cash                                                                     22,272
Receivables
   Investment securities sold                                         2,692,485
   Interest                                                             746,257
   Fund shares sold                                                     245,571
   Receivable from adviser                                                   15
Prepaid expenses                                                            620
                                                                    -----------
     Total assets                                                    84,616,358
                                                                    -----------
LIABILITIES
Payables
   Investment securities purchased                                    9,386,910
   Fund shares repurchased                                            1,191,606
   Distribution and service fees                                         52,793
   Investment advisory fee                                               27,763
   Transfer agent fee                                                    12,890
   Financial agent fee                                                    6,783
Accrued expenses                                                         46,500
                                                                    -----------
     Total liabilities                                               10,725,245
                                                                    -----------
NET ASSETS                                                          $73,891,113
                                                                    ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                    $72,751,569
Undistributed net investment income                                     258,635
Accumulated net realized loss                                          (461,827)
Net unrealized appreciation                                           1,342,736
                                                                    -----------
NET ASSETS                                                          $73,891,113
                                                                    ===========
CLASS X
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $35,804,063)                   3,374,754
Net asset value and offering price per share                             $10.61

CLASS A
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $21,539,402)                   2,048,025
Net asset value per share                                                $10.52
Offering price per share $10.52/(1-4.75%)                                $11.04

CLASS B
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $11,305,803)                   1,092,931
Net asset value and offering price per share                             $10.34

CLASS C
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $5,241,845)                      505,850
Net asset value and offering price per share                             $10.36


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MARCH 31, 2003
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                             $1,904,202
                                                                     ----------
     Total investment income                                          1,904,202
                                                                     ----------
EXPENSES
Investment advisory fee                                                 190,659
Service fees, Class A                                                    26,857
Distribution and service fees, Class B                                   53,252
Distribution and service fees, Class C                                   25,228
Financial agent fee                                                      47,431
Transfer agent                                                           45,709
Professional                                                             25,741
Registration                                                             21,979
Custodian                                                                14,599
Printing                                                                  7,075
Trustees                                                                  3,481
Miscellaneous                                                             9,663
                                                                     ----------
     Total expenses                                                     471,674
     Less expenses borne by investment adviser                          (30,410)
     Custodian fees paid indirectly                                        (161)
                                                                     ----------
     Net expenses                                                       441,103
                                                                     ----------
NET INVESTMENT INCOME                                                 1,463,099
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                       1,833,407
Net change in unrealized appreciation (depreciation) on
   investments                                                         (119,628)
                                                                     ----------
NET GAIN ON INVESTMENTS                                               1,713,779
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $3,176,878
                                                                     ==========

                        See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                                                 STATEMENT OF CHANGES IN NET ASSETS

                                                                                               Six Months
                                                                                                 Ended
                                                                                                3/31/03                 Year Ended
                                                                                              (Unaudited)                 9/30/02
                                                                                              ------------             -----------
FROM OPERATIONS
   Net investment income (loss)                                                               $  1,463,099             $ 3,519,396
   Net realized gain (loss)                                                                      1,833,407                (781,445)
   Net change in unrealized appreciation (depreciation)                                           (119,628)              1,729,657
                                                                                              ------------             -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   3,176,878               4,467,608
                                                                                              ------------             -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class X                                                                 (910,983)             (2,299,950)
   Net investment income, Class A                                                                 (460,041)               (840,732)
   Net investment income, Class B                                                                 (195,644)               (374,903)
   Net investment income, Class C                                                                  (92,405)               (186,987)
   Net realized short-term gains, Class X                                                               --                (726,361)
   Net realized short-term gains, Class A                                                               --                (276,722)
   Net realized short-term gains, Class B                                                               --                (134,769)
   Net realized short-term gains, Class C                                                               --                 (67,218)
                                                                                              ------------             -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                    (1,659,073)             (4,907,642)
                                                                                              ------------             -----------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (457,999 and 875,484 shares, respectively)                      4,782,834               8,953,585
   Net asset value of shares issued from reinvestment of distributions
     (79,985 and 286,441 shares, respectively)                                                     832,005               2,919,131
   Cost of shares repurchased (1,842,947 and 1,123,032 shares, respectively)                   (19,128,709)            (11,438,951)
                                                                                              ------------             -----------
Total                                                                                          (13,513,870)                433,765
                                                                                              ------------             -----------
CLASS A
   Proceeds from sales of shares (415,219 and 1,068,591 shares, respectively)                    4,283,209              10,885,294
   Net asset value of shares issued from reinvestment of distributions
     (32,732 and 67,268 shares, respectively)                                                      338,142                 680,360
   Cost of shares repurchased (452,145 and 566,845 shares, respectively)                        (4,683,891)             (5,743,494)
                                                                                              ------------             -----------
Total                                                                                              (62,540)              5,822,160
                                                                                              ------------             -----------
CLASS B
   Proceeds from sales of shares (192,661 and 385,681 shares, respectively)                      1,962,365               3,867,119
   Net asset value of shares issued from reinvestment of distributions
     (13,281 and 34,119 shares, respectively)                                                      134,946                 340,424
   Cost of shares repurchased (109,199 and 176,399 shares, respectively)                        (1,113,048)             (1,759,987)
                                                                                              ------------             -----------
Total                                                                                              984,263               2,447,556
                                                                                              ------------             -----------
CLASS C
   Proceeds from sales of shares (144,486 and 246,752 shares, respectively)                      1,474,187               2,471,471
   Net asset value of shares issued from reinvestment of distributions
     (7,045 and 20,043 shares, respectively)                                                        71,708                 200,275
   Cost of shares repurchased (143,553 and 143,299 shares, respectively)                        (1,458,396)             (1,436,614)
                                                                                              ------------             -----------
Total                                                                                               87,499               1,235,132
                                                                                              ------------             -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                   (12,504,648)              9,938,613
                                                                                              ------------             -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       (10,986,843)              9,498,579

NET ASSETS
   Beginning of period                                                                          84,877,956              75,379,377
                                                                                              ------------             -----------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $258,635 AND $454,609, RESPECTIVELY]                                                  $ 73,891,113             $84,877,956
                                                                                              ============             ===========

                        See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                                                      FINANCIAL HIGHLIGHTS
                             (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                             CLASS X
                                               ---------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                              YEAR ENDED SEPTEMBER 30,
                                                 3/31/03     -------------------------------------------------------------------
                                               (UNAUDITED)     2002(10)      2001         2000           1999           1998
Net asset value, beginning of period             $10.39        $10.44       $10.16       $10.35         $10.68         $10.47
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                    0.21(1)       0.48(1)      0.70(1)      0.77(1)        0.69(1)        0.56
   Net realized and unrealized gain (loss)         0.25          0.12         0.26        (0.18)         (0.31)          0.40
                                                 ------        ------       ------       ------         ------         ------
     TOTAL FROM INVESTMENT OPERATIONS              0.46          0.60         0.96         0.59           0.38           0.96
                                                 ------        ------       ------       ------         ------         ------
LESS DISTRIBUTIONS:
   Dividends from net investment income           (0.24)        (0.49)       (0.68)       (0.71)         (0.62)         (0.57)
   Distributions from net realized gains             --         (0.16)          --        (0.07)         (0.09)         (0.18)
                                                 ------        ------       ------       ------         ------         ------
     TOTAL DISTRIBUTIONS                          (0.24)        (0.65)       (0.68)       (0.78)         (0.71)         (0.75)
                                                 ------        ------       ------       ------         ------         ------
Change in net asset value                          0.22         (0.05)        0.28        (0.19)         (0.33)          0.21
                                                 ------        ------       ------       ------         ------         ------
NET ASSET VALUE, END OF PERIOD                   $10.61        $10.39       $10.44       $10.16         $10.35         $10.68
                                                 ======        ======       ======       ======         ======         ======
Total return                                       4.49%(4)      5.94%        9.84%        6.17%          3.51%          9.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $35,804       $48,606      $48,448      $39,981        $34,853        $26,455
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              0.86%(3)(7)   0.82%(8)     0.84%(8)     0.90%(5)(8)    1.06%(5)(7)    1.66%
   Net investment income                           4.12%(3)      4.75%        6.79%        7.67%          6.60%          5.92%
Portfolio turnover                                  145%(4)       410%         170%          74%            95%           112%

                                                                                       CLASS A
                                               ---------------------------------------------------------------------------------
                                               SIX MONTHS                                                                FROM
                                                  ENDED                    YEAR ENDED SEPTEMBER 30,                   INCEPTION
                                                 3/31/03      ------------------------------------------------        7/1/98 TO
                                               (UNAUDITED)    2002(10)       2001         2000           1999          9/30/98
Net asset value, beginning of period             $10.29        $10.37       $10.11       $10.29         $10.68         $10.79
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                 0.20          0.44         0.67         0.75           0.59           0.13
   Net realized and unrealized gain (loss)         0.25          0.11         0.26        (0.18)         (0.33)         (0.07)
                                                 ------        ------       ------       ------         ------         ------
     TOTAL FROM INVESTMENT OPERATIONS              0.45          0.55         0.93         0.57           0.26           0.06
                                                 ------        ------       ------       ------         ------         ------
LESS DISTRIBUTIONS:
   Dividends from net investment income           (0.22)        (0.47)       (0.67)       (0.68)         (0.56)         (0.17)
   Distributions from net realized gains             --         (0.16)          --        (0.07)         (0.09)            --
                                                 ------        ------       ------       ------         ------         ------
     TOTAL DISTRIBUTIONS                          (0.22)        (0.63)       (0.67)       (0.75)         (0.65)         (0.17)
                                                 ------        ------       ------       ------         ------         ------
Change in net asset value                          0.23         (0.08)        0.26        (0.18)         (0.39)         (0.11)
                                                 ------        ------       ------       ------         ------         ------
NET ASSET VALUE, END OF PERIOD                   $10.52        $10.29       $10.37       $10.11         $10.29         $10.68
                                                 ======        ======       ======       ======         ======         ======
Total return(2)                                    4.45%(4)      5.50%        9.54%        5.84%          2.46%          0.53%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $21,539       $21,127      $15,376       $7,335         $2,732           $348

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(6)                           1.15%(3)(7)   1.15%(7)     1.15%(9)     1.15%(9)       1.88%(7)       2.45%(3)
   Net investment income                           3.86%(3)      4.38%        6.42%        7.60%          5.80%          5.17%(3)
Portfolio turnover                                  145%(4)       410%         170%          74%            95%           112%(4)

(1)  Computed using average shares outstanding.
(2)  Maximum sales charge is not reflected in the total return calculation.
(3)  Annualized.
(4)  Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.13% and 3.41% for the periods ended September 30, 2000 and 1999, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.21%, 1.22%, 1.27%, 1.81%, 4.08% and 8.99% for the periods ended March 31, 2003,
     September 30, 2002, 2001, 2000, 1999 and 1998, respectively.
(7) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(8) For the periods ended September 30, 2002, 2001 and 2000, the ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratio would have been 0.83%, 0.85% and 0.91%, respectively.
(9) The ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratio would have been 1.16%.
(10) As required, effective October 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended September 30, 2002, was to decrease the ratio of net investment income to average net assets from 4.80% to 4.75% and from 4.44% to 4.38% for Class X and Class A, respectively; to decrease net investment income (loss) per share from 0.49 to 0.48 per share and from
     0.45 to 0.44 per share for Class X and Class A, respectively; and, to increase net realized and unrealized gain (loss) from 0.11 to 0.12 per share and from 0.10 to 0.11 per share for Class X and Class A, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

                        See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                                                      FINANCIAL HIGHLIGHTS
                             (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                       CLASS B
                                               ---------------------------------------------------------------------------------
                                               SIX MONTHS                                                                FROM
                                                  ENDED                    YEAR ENDED SEPTEMBER 30,                   INCEPTION
                                                 3/31/03       -----------------------------------------------        7/1/98 TO
                                               (UNAUDITED)     2002(9)       2001         2000           1999          9/30/98
Net asset value, beginning of period             $10.13        $10.25       $10.04       $10.27         $10.67         $10.79
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                 0.16          0.36         0.57         0.68           0.52           0.11
   Net realized and unrealized gain (loss)         0.24          0.11         0.28        (0.20)         (0.33)         (0.08)
                                                 ------        ------       ------       ------         ------         ------
     TOTAL FROM INVESTMENT OPERATIONS              0.40          0.47         0.85         0.48           0.19           0.03
                                                 ------        ------       ------       ------         ------         ------
LESS DISTRIBUTIONS:
   Dividends from net investment income           (0.19)        (0.43)       (0.64)       (0.64)         (0.50)         (0.15)
   Distributions from net realized gains             --         (0.16)          --        (0.07)         (0.09)            --
                                                 ------        ------       ------       ------         ------         ------
     TOTAL DISTRIBUTIONS                          (0.19)        (0.59)       (0.64)       (0.71)         (0.59)         (0.15)
                                                 ------        ------       ------       ------         ------         ------
Change in net asset value                          0.21         (0.12)        0.21        (0.23)         (0.40)         (0.12)
                                                 ------        ------       ------       ------         ------         ------
NET ASSET VALUE, END OF PERIOD                   $10.34        $10.13       $10.25       $10.04         $10.27         $10.67
                                                 ======        ======       ======       ======         ======         ======
Total return(2)                                    3.96%(4)      4.83%        8.67%        5.06%          1.67%          0.28%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $11,306       $10,093       $7,713       $3,086         $1,593           $234
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(5)                           1.90%(3)(7)   1.90%(7)     1.90%(8)     1.90%(8)       2.62%(7)       3.20%(3)
   Net investment income                           3.11%(3)      3.63%        5.64%        6.83%          5.09%          4.42%(3)
Portfolio turnover                                  145%(4)       410%         170%          74%            95%           112%(4)

                                                                                       CLASS C
                                               ---------------------------------------------------------------------------------
                                               SIX MONTHS                                                                FROM
                                                  ENDED                    YEAR ENDED SEPTEMBER 30,                   INCEPTION
                                                 3/31/03       -----------------------------------------------        7/1/98 TO
                                               (UNAUDITED)     2002(9)       2001         2000           1999          9/30/98
Net asset value, beginning of period             $10.15        $10.26       $10.06       $10.27         $10.67         $10.79
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                 0.16          0.36         0.58         0.69           0.49           0.10
   Net realized and unrealized gain (loss)         0.24          0.12         0.26        (0.20)         (0.30)         (0.07)
                                                 ------        ------       ------       ------         ------         ------
     TOTAL FROM INVESTMENT OPERATIONS              0.40          0.48         0.84         0.49           0.19           0.03
                                                 ------        ------       ------       ------         ------         ------
LESS DISTRIBUTIONS:
   Dividends from net investment income           (0.19)        (0.43)       (0.64)       (0.63)         (0.50)         (0.15)
   Distributions from net realized gains             --         (0.16)          --        (0.07)         (0.09)            --
                                                 ------        ------       ------       ------         ------         ------
     TOTAL DISTRIBUTIONS                          (0.19)        (0.59)       (0.64)       (0.70)         (0.59)         (0.15)
                                                 ------        ------       ------       ------         ------         ------
Change in net asset value                          0.21         (0.11)        0.20        (0.21)         (0.40)         (0.12)
                                                 ------        ------       ------       ------         ------         ------
NET ASSET VALUE, END OF PERIOD                   $10.36        $10.15       $10.26       $10.06         $10.27         $10.67
                                                 ======        ======       ======       ======         ======         ======
Total return(2)                                    3.95%(4)      4.83%        8.65%        5.12%          1.66%          0.28%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $5,242        $5,052       $3,842       $1,957           $444           $439
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(6)                           1.90%(3)(7)   1.90%(7)     1.90%(8)     1.90%(8)       2.91%(7)       3.20%(3)
   Net investment income                           3.10%(3)      3.63%        5.69%        6.88%          4.71%          4.27%(3)
Portfolio turnover                                  145%(4)       410%         170%          74%            95%           112%(4)

(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in the total return calculation.
(3) Annualized.
(4) Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.11%, 2.16%, 2.35%, 3.08%, 5.67% and 15.79% for the periods ended March 31, 2003,
    September 30, 2002, 2001, 2000, 1999, and 1998, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.41%, 2.50%, 2.78%, 4.08%, 9.50% and 11.22% for the periods ended March 31, 2003,
    September 30, 2002, 2001, 2000, 1999 and 1998, respectively.
(7) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(8) The ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratio would have been 1.91%.
(9) As required, effective October 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended September 30, 2002, was to decrease the ratio of net investment income to average net assets from 3.69% to 3.63% for Class B and Class C; to decrease net investment income (loss) per share from 0.37 to
    0.36 per share for Class B and Class C; and, to increase net realized and unrealized gain (loss) from 0.10 to 0.11 per share and from 0.11 to 0.12 per share for Class B and Class C, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

                        See Notes to Financial Statements

PHOENIX-SENECA MID-CAP "EDGE"(SM) FUND

                          INVESTMENTS AT MARCH 31, 2003
                                   (UNAUDITED)

                                                     SHARES          VALUE
                                                    --------     ------------
COMMON STOCKS--93.3%

ADVERTISING--2.7%
Lamar Advertising Co.(b) .......................     109,690     $  3,219,401

APPLICATION SOFTWARE--4.3%
BEA Systems, Inc.(b) ...........................     224,420        2,286,840
PeopleSoft, Inc.(b) ............................     188,840        2,889,252
                                                                 ------------
                                                                    5,176,092
                                                                 ------------
BANKS--2.6%
Charter One Financial, Inc. ....................     114,093        3,155,812

BIOTECHNOLOGY--6.9%
Gilead Sciences, Inc.(b) .......................     118,570        4,978,754
MedImmune, Inc.(b) .............................     102,310        3,358,837
                                                                 ------------
                                                                    8,337,591
                                                                 ------------
BROADCASTING & CABLE TV--2.7%
Univision Communications, Inc. Class A(b) ......     130,420        3,196,594

COMPUTER & ELECTRONICS RETAIL--2.0%
Best Buy Co., Inc.(b) ..........................      87,910        2,370,933

COMPUTER STORAGE & PERIPHERALS--2.7%
Network Appliance, Inc.(b) .....................     291,230        3,258,864

ELECTRONIC EQUIPMENT & INSTRUMENTS--3.7%
Jabil Circuit, Inc.(b) .........................     257,590        4,507,825

FOOD RETAIL--3.1%
Whole Foods Market, Inc.(b) ....................      66,540        3,702,286

HEALTH CARE DISTRIBUTORS & SERVICES--3.1%
AmerisourceBergen Corp. ........................      71,400        3,748,500

HEALTH CARE EQUIPMENT--5.1%
Becton, Dickinson and Co. ......................     106,680        3,674,059
Stryker Corp. ..................................      35,340        2,426,091
                                                                 ------------
                                                                    6,100,150
                                                                 ------------
HOUSEHOLD PRODUCTS--2.4%
Clorox Co. (The) ...............................      62,470        2,884,240

HOUSEWARES & SPECIALTIES--3.0%
Newell Rubbermaid, Inc. ........................     129,670        3,676,144

INTERNET RETAIL--2.2%
Amazon.com, Inc.(b) ............................     102,820        2,676,405

INTERNET SOFTWARE & SERVICES--3.5%
Yahoo! Inc.(b) .................................     176,460        4,238,569


                                                     SHARES          VALUE
                                                    --------     ------------
MANAGED HEALTH CARE--3.3%
WellPoint Health Networks, Inc.(b) .............      51,760     $  3,972,580

METAL & GLASS CONTAINERS--4.3%
Ball Corp. .....................................      46,190        2,572,783
Pactiv Corp.(b) ................................     127,500        2,588,250
                                                                 ------------
                                                                    5,161,033
                                                                 ------------
NETWORKING EQUIPMENT--1.4%
Emulex Corp.(b) ................................      88,800        1,700,520

OIL & GAS DRILLING--2.4%
Noble Corp.(b) .................................      93,180        2,927,716

OIL & GAS EQUIPMENT & SERVICES--1.9%
Cooper Cameron Corp.(b) ........................      46,870        2,320,534

PERSONAL PRODUCTS--2.1%
Estee Lauder Cos., Inc. (The) Class A ..........      84,950        2,579,082

PHARMACEUTICALS--2.2%
Allergan, Inc. .................................      38,910        2,654,051

PROPERTY & CASUALTY INSURANCE--2.8%
SAFECO Corp. ...................................      95,140        3,327,046

SEMICONDUCTOR EQUIPMENT--3.4%
KLA-Tencor Corp.(b) ............................     113,780        4,089,481

SEMICONDUCTORS--5.9%
Altera Corp.(b) ................................     342,060        4,631,492
Broadcom Corp. Class A(b) ......................     204,790        2,529,157
                                                                 ------------
                                                                    7,160,649
                                                                 ------------
SOFT DRINKS--2.0%
Pepsi Bottling Group, Inc. (The) ...............     137,640        2,467,885

SPECIALTY CHEMICALS--2.6%
Ecolab, Inc. ...................................      63,030        3,109,270

SPECIALTY STORES--9.0%
Bed Bath & Beyond, Inc.(b) .....................      92,620        3,199,095
Staples, Inc.(b) ...............................     174,700        3,202,251
Weight Watchers International, Inc.(b) .........      95,490        4,397,314
                                                                 ------------
                                                                   10,798,660
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $118,013,493)                                    112,517,913
-----------------------------------------------------------------------------


                        See Notes to Financial Statements

Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund

                                                     SHARES          VALUE
                                                    --------     ------------
FOREIGN COMMON STOCKS--4.1%

PHARMACEUTICALS--4.1%
Biovail Corp. (Canada)(b) ......................     123,660     $  4,930,324
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $5,146,901)                                        4,930,324
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.4%
(IDENTIFIED COST $123,160,394)                                    117,448,237
-----------------------------------------------------------------------------


                                                       PAR
                                                      VALUE
                                                      (000)
                                                      ------
SHORT-TERM OBLIGATIONS--3.5%

REPURCHASE AGREEMENTS--3.5%
State Street Bank & Trust Co. repurchase
agreement, 0.25% dated 3/31/03 due 4/1/03,
repurchase price $4,262,030 collateralized by
U.S. Treasury Bill 0%, 8/28/03, market
value $4,350,335 ...............................      $4,262        4,262,000

-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $4,262,000)                                        4,262,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.9%
(IDENTIFIED COST $127,422,394)                                    121,710,237(a)

Other assets and liabilities, net--(0.9)%                          (1,086,442)
                                                                 ------------
NET ASSETS--100.0%                                               $120,623,795
                                                                 ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $7,680,210 and gross depreciation of $13,392,367 for federal income tax purposes. At March 31, 2003, the aggregate cost of securities for federal income tax purposes was $127,422,394.
(b) Non-income producing.

                        See Notes to Financial Statements

Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2003
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $127,422,394)                                 $121,710,237
Cash                                                                       193
Receivables
   Investment securities sold                                          726,301
   Fund shares sold                                                    102,016
   Dividends and interest                                                9,169
Prepaid expenses                                                         1,195
                                                                  ------------
     Total assets                                                  122,549,111
                                                                  ------------
LIABILITIES
Payables
   Fund shares repurchased                                           1,073,711
   Investment securities purchased                                     488,729
   Distribution and service fees                                       165,010
   Investment advisory fee                                              63,094
   Transfer agent fee                                                   61,991
   Financial agent fee                                                   9,130
   Payable to adviser                                                    6,145
Accrued expenses                                                        57,506
                                                                  ------------
     Total liabilities                                               1,925,316
                                                                  ------------
NET ASSETS                                                        $120,623,795
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $223,365,883
Accumulated net investment loss                                       (832,251)
Accumulated net realized loss                                      (96,197,680)
Net unrealized depreciation                                         (5,712,157)
                                                                  ------------
NET ASSETS                                                        $120,623,795
                                                                  ============
CLASS X
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $13,526,301)                  1,083,148
Net asset value and offering price per share                            $12.49

CLASS A
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $56,729,511)                  4,643,521
Net asset value per share                                               $12.22
Offering price per share $12.22/(1-5.75%)                               $12.97

CLASS B
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $21,249,971)                  1,815,689
Net asset value and offering price per share                            $11.70

CLASS C
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $29,118,012)                  2,488,439
Net asset value and offering price per share                            $11.70


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MARCH 31, 2003
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                          $    250,382
Interest                                                                 11,585
                                                                   ------------
     Total investment income                                            261,967
                                                                   ------------
EXPENSES
Investment advisory fee                                                 519,832
Service fees, Class A                                                    80,313
Distribution and service fees, Class B                                  112,133
Distribution and service fees, Class C                                  155,063
Financial agent fee                                                      66,163
Transfer agent                                                          186,155
Printing                                                                 35,156
Professional                                                             25,998
Registration                                                             24,739
Custodian                                                                 8,698
Trustees                                                                  3,481
Miscellaneous                                                            10,467
                                                                   ------------
     Total expenses                                                   1,228,198
     Less expenses borne by investment adviser                         (133,980)
                                                                   ------------
     Net expenses                                                     1,094,218
                                                                   ------------
NET INVESTMENT LOSS                                                    (832,251)
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                     (22,725,438)
Net change in unrealized appreciation (depreciation) on
   investments                                                       22,814,613
                                                                   ------------
NET GAIN ON INVESTMENTS                                                  89,175
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $   (743,076)
                                                                   ============

                        See Notes to Financial Statements

Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund

                                                 STATEMENT OF CHANGES IN NET ASSETS

                                                                                               Six Months
                                                                                                  Ended
                                                                                                 3/31/03               Year Ended
                                                                                               (Unaudited)              9/30/02
                                                                                              ------------            ------------
FROM OPERATIONS
   Net investment income (loss)                                                               $   (832,251)           $ (2,144,534)
   Net realized gain (loss)                                                                    (22,725,438)            (41,965,558)
   Net change in unrealized appreciation (depreciation)                                         22,814,613               3,627,837
                                                                                              ------------            ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    (743,076)            (40,482,255)
                                                                                              ------------            ------------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (374,980 and 245,953 shares, respectively)                      4,785,941               4,301,629
   Cost of shares repurchased (188,785 and 253,619 shares, respectively)                        (2,363,721)             (4,129,658)
                                                                                              ------------            ------------
Total                                                                                            2,422,220                 171,971
                                                                                              ------------            ------------
CLASS A
   Proceeds from sales of shares (832,290 and 3,287,089 shares, respectively)                   10,459,548              55,903,216
   Cost of shares repurchased (1,607,068 and 2,177,539 shares, respectively)                   (19,872,279)            (35,463,581)
                                                                                              ------------            ------------
Total                                                                                           (9,412,731)             20,439,635
                                                                                              ------------            ------------
CLASS B
   Proceeds from sales of shares (159,596 and 720,227 shares, respectively)                      1,924,469              11,693,404
   Cost of shares repurchased (260,331 and 378,710 shares, respectively)                        (3,090,060)             (5,666,375)
                                                                                              ------------            ------------
Total                                                                                           (1,165,591)              6,027,029
                                                                                              ------------            ------------
CLASS C
   Proceeds from sales of shares (229,048 and 1,318,694 shares, respectively)                    2,755,236              21,920,511
   Cost of shares repurchased (399,534 and 728,101 shares, respectively)                        (4,728,550)            (11,582,879)
                                                                                              ------------            ------------
Total                                                                                           (1,973,314)             10,337,632
                                                                                              ------------            ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                   (10,129,416)             36,976,267
                                                                                              ------------            ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       (10,872,492)             (3,505,988)

NET ASSETS
   Beginning of period                                                                         131,496,287             135,002,275
                                                                                              ------------            ------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS
     OF ($832,251) AND $0, RESPECTIVELY]                                                      $120,623,795            $131,496,287
                                                                                              ============            ============

                        See Notes to Financial Statements

Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund

                                                       FINANCIAL HIGHLIGHTS
                             (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                      CLASS X
                                               ----------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                                YEAR ENDED SEPTEMBER 30,
                                                 3/31/03         ----------------------------------------------------------------
                                               (UNAUDITED)        2002         2001            2000        1999        1998
Net asset value, beginning of period             $12.51          $15.70       $31.18          $17.78      $13.81      $16.47
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                (0.05)          (0.13)       (0.14)          (0.19)      (0.21)      (0.23)
   Net realized and unrealized gain (loss)         0.03           (3.06)      (12.91)          15.65        4.72       (0.58)
                                                 ------          ------       ------          ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS             (0.02)          (3.19)      (13.05)          15.46        4.51       (0.81)
                                                 ------          ------       ------          ------      ------      ------
LESS DISTRIBUTIONS:
   Distributions from net realized gains             --              --        (2.43)          (2.06)      (0.54)      (1.85)
                                                 ------          ------       ------          ------      ------      ------
     TOTAL DISTRIBUTIONS                             --              --        (2.43)          (2.06)      (0.54)      (1.85)
                                                 ------          ------       ------          ------      ------      ------
Change in net asset value                         (0.02)          (3.19)      (15.48)          13.40        3.97       (2.66)
                                                 ------          ------       ------          ------      ------      ------
NET ASSET VALUE, END OF PERIOD                   $12.49          $12.51       $15.70          $31.18      $17.78      $13.81
                                                 ======          ======       ======          ======      ======      ======
Total return                                      (0.16)%(7)     (20.32)%     (44.25)%         91.81 %     33.02 %     (4.22)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $13,526         $11,219      $14,198         $23,016     $10,640      $8,940

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.15 %(3)(6)    1.15 %(3)    1.15 %(3)(5)    1.27 %(3)   1.96 %      2.10 %(3)
   Net investment income (loss)                   (0.75)%(6)      (0.75)%      (0.61)%         (0.72)%     (1.27)%     (1.49)%
Portfolio turnover                                   65 %(7)        135 %         96 %           124 %       192 %       206 %

                                                                                      CLASS A
                                               ----------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                                YEAR ENDED SEPTEMBER 30,
                                                 3/31/03         ----------------------------------------------------------------
                                               (UNAUDITED)        2002         2001            2000        1999        1998
Net asset value, beginning of period             $12.25          $15.41       $30.75          $17.60      $13.75      $16.49
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                (0.06)          (0.16)       (0.19)          (0.24)      (0.31)      (0.30)
   Net realized and unrealized gain (loss)         0.03           (3.00)      (12.72)          15.45        4.70       (0.59)
                                                 ------          ------       ------          ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS             (0.03)          (3.16)      (12.91)          15.21        4.39       (0.89)
                                                 ------          ------       ------          ------      ------      ------
LESS DISTRIBUTIONS:
   Distributions from net realized gains             --              --        (2.43)          (2.06)      (0.54)      (1.85)
                                                 ------          ------       ------          ------      ------      ------
     TOTAL DISTRIBUTIONS                             --              --        (2.43)          (2.06)      (0.54)      (1.85)
                                                 ------          ------       ------          ------      ------      ------
Change in net asset value                         (0.03)          (3.16)      (15.34)          13.15        3.85       (2.74)
                                                 ------          ------       ------          ------      ------      ------
NET ASSET VALUE, END OF PERIOD                   $12.22          $12.25       $15.41          $30.75      $17.60      $13.75
                                                 ======          ======       ======          ======      ======      ======
Total return(2)                                   (0.24)%(7)     (20.51)%     (44.42)%         91.30 %     32.27 %     (4.74)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $56,730         $66,384      $66,411         $50,150      $6,457      $3,666

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.40 %(4)(6)    1.40 %(4)    1.40 %(4)(5)    1.47 %(4)   2.51 %      2.70 %(4)
   Net investment income (loss)                   (1.00)%(6)      (0.99)%      (0.86)%         (0.91)%     (1.81)%     (1.95)%
Portfolio turnover                                   65 %(7)        135 %         96 %           124 %       192 %       206 %

(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.32%, 1.24%, 1.22%, 1.43% and 2.38% for the periods ended March 31, 2003,
    September 30, 2002, 2001, 2000 and 1998, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.58%, 1.46%, 1.40%, 1.59% and 2.74% for the periods ended March 31, 2003,
    September 30, 2002, 2001, 2000 and 1998, respectively.
(5) The ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratio would not significantly differ.
(6) Annualized.
(7) Not annualized.

                        See Notes to Financial Statements

Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund

                                                    FINANCIAL HIGHLIGHTS
                           (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                   CLASS B
                                               -----------------------------------------------------------------------------
                                               SIX MONTHS                                                         FROM
                                                  ENDED                     YEAR ENDED SEPTEMBER 30,            INCEPTION
                                                 3/31/03       -----------------------------------------------  7/1/98 TO
                                               (UNAUDITED)      2002         2001         2000        1999       9/30/98
Net asset value, beginning of period             $11.78        $14.93       $30.09       $17.41      $13.73      $17.15
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                (0.10)        (0.28)       (0.34)       (0.45)      (0.47)      (0.09)
   Net realized and unrealized gain (loss)         0.02         (2.87)      (12.39)       15.19        4.69       (3.33)
                                                 ------        ------       ------       ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS             (0.08)        (3.15)      (12.73)       14.74        4.22       (3.42)
                                                 ------        ------       ------       ------      ------      ------
LESS DISTRIBUTIONS:
   Distributions from net realized gains             --            --        (2.43)       (2.06)      (0.54)         --
                                                 ------        ------       ------       ------      ------      ------
     TOTAL DISTRIBUTIONS                             --            --        (2.43)       (2.06)      (0.54)         --
                                                 ------        ------       ------       ------      ------      ------
Change in net asset value                         (0.08)        (3.15)      (15.16)       12.68        3.68       (3.42)
                                                 ------        ------       ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                   $11.70        $11.78       $14.93       $30.09      $17.41      $13.73
                                                 ======        ======       ======       ======      ======      ======
Total return(2)                                   (0.68)%(4)   (21.10)%     (44.83)%      89.49 %     31.05 %    (19.94)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $21,250       $22,577      $23,519      $15,879      $1,676        $145

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(5)                           2.15 %(3)     2.15 %       2.15 %(7)    2.29 %      3.45 %      3.45 %(3)
   Net investment income (loss)                   (1.75)%(3)    (1.74)%      (1.61)%      (1.73)%     (2.78)%     (2.45)%(3)
Portfolio turnover                                   65 %(4)      135 %         96 %        124 %       192 %       206 %(4)

                                                                                   CLASS C
                                               -----------------------------------------------------------------------------
                                               SIX MONTHS                                                         FROM
                                                  ENDED                     YEAR ENDED SEPTEMBER 30,            INCEPTION
                                                 3/31/03       -----------------------------------------------  7/1/98 TO
                                               (UNAUDITED)      2002         2001         2000        1999       9/30/98
Net asset value, beginning of period             $11.78        $14.93       $30.08       $17.40      $13.72      $17.15
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                (0.10)        (0.28)       (0.34)       (0.45)      (0.47)      (0.09)
   Net realized and unrealized gain (loss)         0.02         (2.87)      (12.38)       15.19        4.69       (3.34)
                                                 ------        ------       ------       ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS             (0.08)        (3.15)      (12.72)       14.74        4.22       (3.43)
                                                 ------        ------       ------       ------      ------      ------
LESS DISTRIBUTIONS:
   Distributions from net realized gains             --            --        (2.43)       (2.06)      (0.54)         --
                                                 ------        ------       ------       ------      ------      ------
     TOTAL DISTRIBUTIONS                             --            --        (2.43)       (2.06)      (0.54)         --
                                                 ------        ------       ------       ------      ------      ------
Change in net asset value                         (0.08)        (3.15)      (15.15)       12.68        3.68       (3.43)
                                                 ------        ------       ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                   $11.70        $11.78       $14.93       $30.08      $17.40      $13.72
                                                 ======        ======       ======       ======      ======      ======
Total return(2)                                   (0.68)%(4)   (21.10)%     (44.81)%      89.54 %     31.07 %    (20.00)%(4)


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $29,118       $31,317      $30,874      $18,218        $975        $103

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(6)                           2.15 %(3)     2.15 %       2.15 %(7)    2.25 %      3.45 %      3.45 %(3)
   Net investment income (loss)                   (1.75)%(3)    (1.74)%      (1.61)%      (1.68)%     (2.78)%     (2.44)%(3)
Portfolio turnover                                   65 %(4)      135 %         96 %        124 %       192 %       206 %(4)

(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in the total return calculation.
(3) Annualized.
(4) Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.51%, 2.43%, 2.34%, 2.70%, 6.33% and 20.80% for the periods ended March 31, 2003,
    September 30, 2002, 2001, 2000, 1999 and 1998, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.30%, 2.21%, 2.20%, 2.65%, 9.03% and 21.14% for the periods ended March 31, 2003,
    September 30, 2002, 2001, 2000, 1999 and 1998, respectively.
(7) The ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratio would not significantly differ.

                        See Notes to Financial Statements

PHOENIX-SENECA REAL ESTATE SECURITIES FUND

                          INVESTMENTS AT MARCH 31, 2003
                                   (UNAUDITED)

                                                     SHARES          VALUE
                                                    --------      -----------
COMMON STOCKS--87.4%

REAL ESTATE INVESTMENT TRUSTS--55.2%

DIVERSIFIED--5.6%
iStar Financial, Inc. ..........................      39,450      $ 1,150,757

INDUSTRIAL/OFFICE--7.8%

MIXED--3.0%
Reckson Associates Realty Corp. ................      33,050          621,340

OFFICE--4.8%
Equity Office Properties Trust .................      24,445          622,125
Trizec Properties, Inc. ........................      42,500          361,250
                                                                  -----------
                                                                      983,375
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL INDUSTRIAL/OFFICE                                             1,604,715
-----------------------------------------------------------------------------

MORTGAGE--13.0%

COMMERCIAL FINANCING--4.3%
Newcastle Investment Corp. .....................      52,900          885,017

HOME FINANCING--8.7%
Impac Mortgage Holdings, Inc. ..................      27,900          362,421
Redwood Trust, Inc. ............................      44,500        1,446,250
                                                                  -----------
                                                                    1,808,671
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL MORTGAGE                                                      2,693,688
-----------------------------------------------------------------------------

RESIDENTIAL--22.9%

APARTMENTS--15.2%
Archstone-Smith Trust ..........................      27,546          604,910
Avalonbay Communities, Inc. ....................      14,850          547,965
Equity Residential .............................      27,400          659,518
Essex Property Trust, Inc. .....................      10,250          535,563
Post Properties, Inc. ..........................      32,700          789,705
                                                                  -----------
                                                                    3,137,661
                                                                  -----------
MANUFACTURED HOMES--7.7%
Chateau Communities, Inc. ......................      39,700          748,345
Manufactured Home Communities, Inc. ............      28,200          834,720
                                                                  -----------
                                                                    1,583,065
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL RESIDENTIAL                                                   4,720,726
-----------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                    --------      -----------
RETAIL--5.9%

REGIONAL MALLS--5.9%
Simon Property Group, Inc. .....................      34,115      $ 1,222,340
-----------------------------------------------------------------------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
(IDENTIFIED COST $11,091,835)                                      11,392,226
-----------------------------------------------------------------------------

REAL ESTATE OPERATING COMPANIES--2.4%

DIVERSIFIED--2.4%
Northstar Capital Investment Corp.
  144A(b)(c)(d)(e) .............................      35,000          490,000
-----------------------------------------------------------------------------
TOTAL REAL ESTATE OPERATING COMPANIES
(IDENTIFIED COST $720,625)                                            490,000
-----------------------------------------------------------------------------

BANKS--4.8%
Washington Mutual, Inc. ........................      21,500          758,305
Westcorp .......................................      11,900          220,983
                                                                  -----------
(Identified cost $959,941)                                            979,288
                                                                  -----------
BUILDING PRODUCTS--3.3%
Masco Corp. ....................................      37,000          688,940
(Identified cost $930,650)

CONSUMER FINANCE--1.4%
United PanAm Financial Corp.(b) ................      35,800          284,968
(Identified cost $249,884)

DIVERSIFIED COMMERCIAL SERVICES--4.9%
Cendant Corp.(b) ...............................      80,000        1,016,000
(Identified cost $1,197,780)

DIVERSIFIED FINANCIAL SERVICES--15.4%
Fannie Mae .....................................      20,000        1,307,000
Freddie Mac ....................................      20,000        1,062,000
J.P. Morgan Chase & Co. ........................      34,500          817,995
                                                                  -----------
(Identified cost $3,929,735)                                        3,186,995
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $19,080,450)                                      18,038,417
-----------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix-Seneca Real Estate Securities Fund

                                                     SHARES          VALUE
                                                    --------      -----------
CONVERTIBLE PREFERRED STOCKS--10.0%

REAL ESTATE INVESTMENT TRUSTS--10.0%

INDUSTRIAL/OFFICE--10.0%

MIXED--4.6%
Reckson Associates Realty Corp. Series A
Cv. Pfd. 7.625% ................................      40,000      $   946,000

OFFICE--5.4%
Glenborough Realty Trust, Inc. Series A
Cv. Pfd. 7.75% .................................      51,950        1,127,315
-----------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST $1,907,513)                                        2,073,315
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.4%
(IDENTIFIED COST $20,987,963)                                      20,111,732
-----------------------------------------------------------------------------

                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                       -----      -----------
SHORT-TERM OBLIGATIONS--4.6%

REPURCHASE AGREEMENTS--4.6%
State Street Bank & Trust Co. repurchase
agreement, 0.25%, dated 3/31/03, due 4/1/03,
repurchase price $949,007, collateralized by
U.S. Treasury Bill 0%, 8/28/03, market
value $970,613 .................................        $949      $   949,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $949,000)                                            949,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--102.0%
(IDENTIFIED COST $21,936,963)                                      21,060,732(a)

Other assets and liabilities, net--(2.0)%                            (415,528)
                                                                  -----------
NET ASSETS--100.0%                                                $20,645,204
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,922,792 and gross depreciation of $2,885,138 for federal income tax purposes. At March 31, 2003, the aggregate cost of securities for federal income tax purposes was $22,023,078.
(b) Non income-producing.
(c) Security valued at fair value as determined in good faith by or under the direction of the Trustees.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2003, these securities amounted to a value of $490,000 or 2.4% of net assets.
(e) Illiquid.

                        See Notes to Financial Statements

Phoenix-Seneca Real Estate Securities Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2003
                                   (UNAUDITED)

ASSETS
Investment securities at value,
   (Identified cost $21,936,963)                                    $21,060,732
Cash                                                                        775
Receivables
   Dividends and interest                                               155,567
   Fund shares sold                                                     148,405
   Investment securities sold                                            41,679
   Receivable from adviser                                                    5
Prepaid expenses                                                            175
                                                                    -----------
     Total assets                                                    21,407,338
                                                                    -----------
LIABILITIES
Payables
   Investment securities purchased                                      512,275
   Fund shares repurchased                                              181,917
   Investment advisory fee                                               12,254
   Transfer agent fee                                                    10,661
   Distribution and service fees                                          6,179
   Financial agent fee                                                    4,225
Accrued expenses                                                         34,623
                                                                    -----------
     Total liabilities                                                  762,134
                                                                    -----------
NET ASSETS                                                          $20,645,204
                                                                    ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                    $21,968,353
Distributions in excess of net investment income                         (8,663)
Accumulated net realized loss                                          (438,255)
Net unrealized depreciation                                            (876,231)
                                                                    -----------
NET ASSETS                                                          $20,645,204
                                                                    ===========
CLASS X
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $16,436,656)                   1,336,218
Net asset value and offering price per share                             $12.30

CLASS A
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $2,250,927)                      187,603
Net asset value per share                                                $12.00
Offering price per share $12.00/(1-5.75%)                                $12.73

CLASS B
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $812,473)                         67,923
Net asset value and offering price per share                             $11.96

CLASS C
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $1,145,148)                       95,664
Net asset value and offering price per share                             $11.97


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MARCH 31, 2003
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                              $642,287
Interest                                                                  2,529
                                                                       --------
     Total investment income                                            644,816
                                                                       --------
EXPENSES
Investment advisory fee                                                  91,858
Service fees, Class A                                                     3,066
Distribution and service fees, Class B                                    4,310
Distribution and service fees, Class C                                    5,610
Financial agent fee                                                      27,483
Transfer agent                                                           39,743
Registration                                                             19,537
Professional                                                             19,003
Printing                                                                  5,155
Custodian                                                                 3,914
Trustees                                                                  3,481
Miscellaneous                                                             4,160
                                                                       --------
     Total expenses                                                     227,320
     Less expenses borne by investment adviser                          (15,877)
                                                                       --------
     Net expenses                                                       211,443
                                                                       --------
NET INVESTMENT INCOME                                                   433,373
                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                         337,682
Net realized gain on written options                                     37,557
Net change in unrealized appreciation (depreciation) on
   investments                                                           (6,235)
                                                                       --------
NET GAIN ON INVESTMENTS                                                 369,004
                                                                       --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $802,377
                                                                       ========

                        See Notes to Financial Statements

Phoenix-Seneca Real Estate Securities Fund

                                                 STATEMENT OF CHANGES IN NET ASSETS

                                                                                              Six Months
                                                                                                 Ended
                                                                                                3/31/03                 Year Ended
                                                                                              (Unaudited)                 9/30/02
                                                                                              -----------              -----------
FROM OPERATIONS
   Net investment income (loss)                                                               $   433,373              $   812,174
   Net realized gain (loss)                                                                       375,239                1,276,254
   Net change in unrealized appreciation (depreciation)                                            (6,235)              (2,150,646)
                                                                                              -----------              -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    802,377                  (62,218)
                                                                                              -----------              -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class X                                                                (379,667)                (799,965)
   Net investment income, Class A                                                                 (39,703)                 (72,548)
   Net investment income, Class B                                                                  (9,714)                 (16,495)
   Net investment income, Class C                                                                 (12,952)                 (16,756)
                                                                                              -----------              -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                     (442,036)                (905,764)
                                                                                              -----------              -----------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (22,996 and 410,208 shares, respectively)                        280,364                5,303,637
   Net asset value of shares issued from reinvestment of distributions
     (29,727 and 58,066 shares, respectively)                                                     365,587                  760,765
   Cost of shares repurchased (173,421 and 386,311 shares, respectively)                       (2,091,664)              (5,169,932)
                                                                                              -----------              -----------
Total                                                                                          (1,445,713)                 894,470
                                                                                              -----------              -----------
CLASS A
   Proceeds from sales of shares (154,622 and 177,962 shares, respectively)                     1,812,430                2,296,733
   Net asset value of shares issued from reinvestment of distributions
     (2,805 and 4,974 shares, respectively)                                                        33,656                   63,526
   Cost of shares repurchased (183,222 and 165,182 shares, respectively)                       (2,138,771)              (2,124,815)
                                                                                              -----------              -----------
Total                                                                                            (292,685)                 235,444
                                                                                              -----------              -----------
CLASS B
   Proceeds from sales of shares (6,266 and 51,904 shares, respectively)                           73,540                  674,381
   Net asset value of shares issued from reinvestment of distributions
     (759 and 1,246 shares, respectively)                                                           9,078                   15,827
   Cost of shares repurchased (23,188 and 14,145 shares, respectively)                           (270,389)                (178,481)
                                                                                              -----------              -----------
Total                                                                                            (187,771)                 511,727
                                                                                              -----------              -----------
CLASS C
   Proceeds from sales of shares (7,783 and 75,376 shares, respectively)                           90,671                  978,001
   Net asset value of shares issued from reinvestment of distributions
     (814 and 1,049 shares, respectively)                                                           9,745                   13,281
   Cost of shares repurchased (12,933 and 19,160 shares, respectively)                           (150,608)                (241,271)
                                                                                              -----------              -----------
Total                                                                                             (50,192)                 750,011
                                                                                              -----------              -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                   (1,976,361)               2,391,652
                                                                                              -----------              -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       (1,616,020)               1,423,670

NET ASSETS
   Beginning of period                                                                         22,261,224               20,837,554
                                                                                              -----------              -----------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME
     OF $(8,663) AND $0, RESPECTIVELY]                                                        $20,645,204              $22,261,224
                                                                                              ===========              ===========

                        See Notes to Financial Statements

Phoenix-Seneca Real Estate Securities Fund

                                                      FINANCIAL HIGHLIGHTS
                            (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS X
                                               -----------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                               YEAR ENDED SEPTEMBER 30,
                                                 3/31/03         -----------------------------------------------------------
                                               (UNAUDITED)        2002         2001          2000        1999        1998
Net asset value, beginning of period             $12.07          $12.62       $11.89        $ 9.69      $11.11      $14.71
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                    0.27            0.49(1)      0.42(1)       0.34(1)     0.47(1)     0.54
   Net realized and unrealized gain (loss)         0.23           (0.51)        0.69          2.35       (1.20)      (3.10)
                                                 ------          ------       ------        ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS              0.50           (0.02)        1.11          2.69       (0.73)      (2.56)
                                                 ------          ------       ------        ------      ------      ------
LESS DISTRIBUTIONS:
   Dividends from net investment income           (0.27)          (0.53)       (0.38)        (0.49)      (0.44)      (0.46)
   Distributions from net realized gains             --              --           --            --       (0.25)      (0.58)
                                                 ------          ------       ------        ------      ------      ------
     TOTAL DISTRIBUTIONS                          (0.27)          (0.53)       (0.38)        (0.49)      (0.69)      (1.04)
                                                 ------          ------       ------        ------      ------      ------
Change in net asset value                          0.23           (0.55)        0.73          2.20       (1.42)      (3.60)
                                                 ------          ------       ------        ------      ------      ------
NET ASSET VALUE, END OF PERIOD                   $12.30          $12.07       $12.62        $11.89      $ 9.69      $11.11
                                                 ======          ======       ======        ======      ======      ======
   Total return                                    4.15%(7)       (0.42)%       9.52%        29.00%      (6.66)%    (18.33)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $16,437         $17,584      $17,349       $16,713     $17,346     $21,794

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.60%(6)        1.55 %(5)    1.59%(4)      1.79%       1.66 %      1.47 %
   Net investment income                           4.34%(6)        3.73 %       3.49%         3.35%       4.50 %      4.14 %
Portfolio turnover                                   50%(7)         111 %         40%           65%          5 %        53 %

                                                                                    CLASS A
                                               -----------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                               YEAR ENDED SEPTEMBER 30,
                                                 3/31/03         -----------------------------------------------------------
                                               (UNAUDITED)        2002         2001          2000        1999        1998
Net asset value, beginning of period             $11.78          $12.32       $11.67        $ 9.54      $11.00      $14.68
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                    0.17            0.32(1)      0.25(1)       0.21(1)     0.32(1)     0.35
   Net realized and unrealized gain (loss)         0.24           (0.51)        0.67          2.30       (1.19)      (3.08)
                                                 ------          ------       ------        ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS              0.41           (0.19)        0.92          2.51       (0.87)      (2.73)
                                                 ------          ------       ------        ------      ------      ------
LESS DISTRIBUTIONS:
   Dividends from net investment income           (0.19)          (0.35)       (0.27)        (0.38)      (0.34)      (0.37)
   Distributions from net realized gains             --              --           --            --       (0.25)      (0.58)
                                                 ------          ------       ------        ------      ------      ------
     TOTAL DISTRIBUTIONS                          (0.19)          (0.35)       (0.27)        (0.38)      (0.59)      (0.95)
                                                 ------          ------       ------        ------      ------      ------
Change in net asset value                          0.22           (0.54)        0.65          2.13       (1.46)      (3.68)
                                                 ------          ------       ------        ------      ------      ------
NET ASSET VALUE, END OF PERIOD                   $12.00          $11.78       $12.32        $11.67      $ 9.54      $11.00
                                                 ======          ======       ======        ======      ======      ======
   Total return(2)                                 3.51%(7)       (1.73)%       7.96%        27.40%      (7.97)%    (19.52)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $2,251          $2,515       $2,410        $1,437        $919      $1,357

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              2.95%(6)        2.83 %(5)    3.05%(3)(4)   3.05%(3)    3.05 %(3)   2.76 %
   Net investment income                           3.15%(6)        2.50 %       2.11%         2.11%       3.13 %      2.45 %
Portfolio turnover                                   50%(7)         111 %         40%           65%          5 %        53 %

(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.18%, 4.28% and 4.27% for the periods ended September 30, 2001, 2000 and 1999, respectively.
(4) For the year ended September 30, 2001, the ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratio would have been 1.60% for Class X and the ratio would not significantly differ for Class A.
(5) The ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratios would not significantly differ.
(6) Annualized.
(7) Not annualized.

                        See Notes to Financial Statements

Phoenix-Seneca Real Estate Securities Fund

                                                    FINANCIAL HIGHLIGHTS
                           (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                   CLASS B
                                               -----------------------------------------------------------------------------
                                               SIX MONTHS                                                         FROM
                                                  ENDED                     YEAR ENDED SEPTEMBER 30,            INCEPTION
                                                 3/31/03       -----------------------------------------------  7/1/98 TO
                                               (UNAUDITED)      2002         2001         2000        1999       9/30/98
Net asset value, beginning of period             $11.74        $12.28       $11.66       $ 9.55      $11.01      $12.58
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                    0.11          0.20(1)      0.17(1)      0.12(1)     0.29(1)     0.07
   Net realized and unrealized gain (loss)         0.25         (0.50)        0.65         2.31       (1.22)      (1.58)
                                                 ------        ------       ------       ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS              0.36         (0.30)        0.82         2.43       (0.93)      (1.51)
                                                 ------        ------       ------       ------      ------      ------
LESS DISTRIBUTIONS:
   Dividends from net investment income           (0.14)        (0.24)       (0.20)       (0.32)      (0.28)      (0.06)
   Distributions from net realized gains             --            --           --           --       (0.25)         --
                                                 ------        ------       ------       ------      ------      ------
     TOTAL DISTRIBUTIONS                          (0.14)        (0.24)       (0.20)       (0.32)      (0.53)      (0.06)
                                                 ------        ------       ------       ------      ------      ------
Change in net asset value                          0.22         (0.54)        0.62         2.11       (1.46)      (1.57)
                                                 ------        ------       ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                   $11.96        $11.74       $12.28       $11.66      $ 9.55      $11.01
                                                 ======        ======       ======       ======      ======      ======
Total return(2)                                    3.03%(4)     (2.63)%       7.21%       26.37%      (8.59)%    (11.97)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $812          $987         $554         $287        $197         $91

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(5)                           3.80%(3)      3.80 %(8)    3.80%(7)     3.80%       3.80 %      3.80 %(3)
   Net investment income                           2.18%(3)      1.59 %       1.43%        1.19%       2.79 %      2.50 %(3)
Portfolio turnover                                   50%(4)       111 %         40%          65%          5 %        53 %(4)

                                                                                   CLASS C
                                               -----------------------------------------------------------------------------
                                               SIX MONTHS                                                         FROM
                                                  ENDED                     YEAR ENDED SEPTEMBER 30,            INCEPTION
                                                 3/31/03       -----------------------------------------------  7/1/98 TO
                                               (UNAUDITED)      2002         2001         2000        1999       9/30/98
Net asset value, beginning of period             $11.75        $12.28       $11.66       $ 9.55      $11.01      $12.58
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                    0.13          0.21(1)      0.16(1)      0.14(1)     0.29(1)     0.07
   Net realized and unrealized gain (loss)         0.23         (0.50)        0.66         2.29       (1.22)      (1.58)
                                                 ------        ------       ------       ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS              0.36         (0.29)        0.82         2.43       (0.93)      (1.51)
                                                 ------        ------       ------       ------      ------      ------
LESS DISTRIBUTIONS:
   Dividends from net investment income           (0.14)        (0.24)       (0.20)       (0.32)      (0.28)      (0.06)
   Distributions from net realized gains             --            --           --           --       (0.25)         --
                                                 ------        ------       ------       ------      ------      ------
     TOTAL DISTRIBUTIONS                          (0.14)        (0.24)       (0.20)       (0.32)      (0.53)      (0.06)
                                                 ------        ------       ------       ------      ------      ------
Change in net asset value                          0.22         (0.53)        0.62         2.11       (1.46)      (1.57)
                                                 ------        ------       ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                   $11.97        $11.75       $12.28       $11.66      $ 9.55      $11.01
                                                 ======        ======       ======       ======      ======      ======
Total return(2)                                    3.03%(4)     (2.47)%       7.12%       26.37%      (8.58)%    (11.97)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $1,145        $1,175         $525         $329        $200         $88

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(6)                           3.80%(3)      3.80 %(8)    3.80%(7)     3.80%       3.80 %      3.80 %(3)
   Net investment income                           2.18%(3)      1.63 %       1.38%        1.36%       2.80 %      2.44 %(3)
Portfolio turnover                                   50%(4)       111 %         40%          65%          5 %        53 %(4)

(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in the total return calculation.
(3) Annualized.
(4) Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 5.88%, 6.17%, 9.33%, 15.48%, 18.50% and 22.08% for the periods ended March 31,
    2003, September 30, 2002, 2001, 2000, 1999 and 1998, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 5.03%, 6.10%, 9.18%, 13.58%, 19.95% and 22.93% for the periods ended March 31,
    2003, September 30, 2002, 2001, 2000, 1999 and 1998, respectively.
(7) For the year ended September 30, 2001, the ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratio would have been 3.81%.
(8) The ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratios would not significantly differ.

                        See Notes to Financial Statements

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

   Phoenix-Seneca Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open end management investment company. Shares of the Trust are divided into three series, each a "Fund" and collectively the "Funds" as follows:
Phoenix-Seneca Bond Fund, Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund and Phoenix-Seneca Real Estate Securities Fund. Each Fund has distinct investment objectives. Bond Fund is a diversified Fund and seeks to generate a high level of current income and capital appreciation. Mid-Cap "EDGE"(SM) Fund is a diversified Fund and seeks to achieve long-term capital appreciation. Real Estate Securities Fund is a non-diversified Fund and seeks to emphasize capital appreciation and income equally.

   Each Fund offers Class X, Class A, Class B and Class C shares. Class X shares are sold without a sales charge. Class A shares of Bond Fund are sold with a front-end sales charge of up to 4.75%. Class A shares of Mid-Cap "EDGE"(SM) Fund and Real Estate Securities Fund are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C shares bear distribution and/or service expenses and have exclusive voting rights with respect to their distribution plans. Class X bears no distribution and/or service expenses. Investment income and realized and unrealized gains/losses are allocated among the classes on the basis of net assets of each class.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may include the treatment of nontaxable dividends, market discount, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003 (UNAUDITED) (CONTINUED)

F. FORWARD CURRENCY CONTRACTS:

   Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or there is right of offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At March 31, 2003, the Trust had no forward currency contracts.

G. OPTIONS:

   Each Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

   Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

   Each Fund may purchase options which are included in the Funds' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At March 31, 2003, the Trust had no options.

H. EXPENSES:

   Trust expenses not directly attributable to a specific Fund are allocated evenly among all funds. Fund expenses that are not related to the distribution of shares of a particular class or to services provided specifically to a particular class are allocated among the classes on the basis of relative average daily net assets of each class. Expenses that relate to the distribution of shares or services provided to a particular class are allocated to that class.

I. REPURCHASE AGREEMENTS:

   A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

J. WHEN-ISSUED AND DELAYED TRANSACTIONS:

   Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on when-issued or delayed delivery basis begin earning interest on the settlement date.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY
   TRANSACTIONS

   Phoenix Investment Counsel, Inc. ("PIC" or the "Adviser") serves as investment adviser to the Trust and Seneca Capital Management LLC ("Seneca" or the "Subadviser") serves as investment subadviser. All of the outstanding stock of PIC and a majority of the equity interests of Seneca are owned by Phoenix Investment Partners, Ltd. ("PXP"), a wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"). As compensation for services to the Trust, the Adviser receives a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                                                     Adviser
                                                                       Fee
                                                                     ------
Bond Fund ........................................................    0.50%
Mid-Cap "EDGE"(SM) Fund ..........................................    0.80%
Real Estate Securities Fund ......................................    0.85%

   The Adviser pays the Subadviser a fee equal to one half of the Adviser fee.

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003 (UNAUDITED) (CONTINUED)


   The Adviser has agreed to waive or reimburse each Fund's operating expenses until January 31, 2004, to the extent that such expenses exceed the following percentages of average annual net assets:

                                          Class X   Class A   Class B   Class C
                                          -------   -------   -------   -------
Bond Fund ..............................    0.90%    1.15%     1.90%     1.90%
Mid-Cap "EDGE"(SM) Fund ................    1.15%    1.40%     2.15%     2.15%
Real Estate Securities Fund ............    2.35%    3.05%     3.80%     3.80%

   Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, which serves as the national distributor of the Trust's shares has advised the Trust that it retained net selling commissions and deferred sales charges for the six months ended March 31, 2003 is as follows:

                                    Class A         Class B          Class C
                                  Net Selling       Deferred         Deferred
                                  Commissions    Sales Charges    Sales Charges
                                  -----------    -------------    -------------
Bond Fund .......................   $4,569          $ 8,049           $  267
Mid-Cap "EDGE"(SM) Fund .........    5,308           45,008            4,794
Real Estate Securities Fund .....      303            1,168              645

   In addition to these amounts, the following was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX, for Class A net selling commissions.

Bond Fund .......................  $1,680
Mid-Cap "EDGE"(SM) Fund .........   3,111
Real Estate Securities Fund .....     128

   In addition, each fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of the class. The Distributor has advised the Trust that the total amount expensed for the six months ended March 31, 2003 is as follows:

                               Distribution     Distribution     Distribution
                                   and/or      and/or Service   and/or Service
                                Service Fee     Fee Paid to       Fee Paid to
                                Retained by    Unaffiliated      W.S. Griffith
                                Distributor    Participants     Securities, Inc.
                               ------------    --------------   ----------------
Bond Fund ....................    $ 53,411        $ 50,001           $1,925
Mid-Cap "EDGE"(SM) Fund ......     178,866         166,177            2,466
Real Estate Securities Fund ..       8,813           3,834              339

   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO) plus (2) the documented cost to PEPCO to provide tax services and oversight of the subagent's performance. For the six months ended March 31, 2003 financial agent fees were $141,077 as reported in the Statement of Operations of which PEPCO received $20,192 per Fund. Effective January 1, 2003, the fee schedule of PFPC Inc. ranges from 0.065% to 0.03% of the average daily net asset values of all the Phoenix funds serviced by PFPC Inc. Prior to that date, the fee schedule ranged from 0.085% to 0.0125%. Certain minimum fees may apply.

   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended March 31, 2003 transfer agent fees were $271,607 as reported in the Statement of Operations, of which PEPCO retained the following:

                                                                 Transfer Agent
                                                                  Fee Retained
                                                                 --------------
Bond Fund ....................................................       $    --
Mid-Cap "EDGE"(SM) Fund ......................................        37,356
Real Estate Securities Fund ..................................            --

   At March 31, 2003, PNX and affiliates and the retirement plans of PNX and affiliates held Phoenix-Seneca Funds shares which aggregated the following:

                                                                    Aggregate
                                                                    Net Asset
                                                        Shares        Value
                                                        ------      ---------
Bond Fund
         Class X ...................................    37,175      $394,427
         Class A ...................................    12,521       131,721
         Class B ...................................    12,280       126,975
         Class C ...................................    12,259       127,003
Mid-Cap "EDGE"(SM) Fund
         Class X ...................................     1,809        22,594
         Class A ...................................     1,805        22,057
         Class B ...................................     7,389        86,451
         Class C ...................................     7,390        86,463
Real Estate Securities Fund
         Class X ...................................     1,731        21,291
         Class A ...................................     1,627        19,524
         Class B ...................................     9,101       108,848
         Class C ...................................     9,102       108,951

3. PURCHASE AND SALE OF SECURITIES

   Purchases and sales of securities during the six months ended March 31, 2003 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                                     Purchases          Sales
                                                    -----------      -----------
Bond Fund .......................................   $54,894,196      $45,850,288
Mid-Cap "EDGE"(SM) Fund .........................    80,217,609       86,446,945
Real Estate Securities Fund .....................     9,106,665       11,833,937

   Purchases and sales of long-term U.S. Government and agency securities during the six months ended March 31, 2003, aggregated the following:

                                                     Purchases          Sales
                                                    -----------      -----------
Bond Fund .......................................   $53,522,267      $67,160,086
Real Estate Securities Fund .....................       988,750               --

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003 (UNAUDITED) (CONTINUED)

   Written call option activity for the six months ended March 31, 2003 aggregated the following:

                                                     Real Estate Securities Fund
                                                     ---------------------------
                                                       Number of     Amount of
                                                        Options      Premiums
                                                       ---------     ---------
Options outstanding at September 30, 2002 ...........        --      $     --
Options written .....................................     2,153       193,816
Options expired .....................................      (424)      (37,823)
Options closed ......................................    (1,095)      (99,284)
Options exercised ...................................      (634)      (56,709)
                                                         ------      --------
Options outstanding at March 31, 2003 ...............        --            --
                                                         ======      ========

4. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

   Certain funds invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the fund, positive or negative, than if the fund did not concentrate its investments in such sectors.

5. OTHER

   As of March 31, 2003, the funds had omnibus shareholder accounts, comprised of several individual shareholders, which individually amounted to more than 10% of the total shares outstanding. None of the accounts are affiliated with PNX.

                                                  Number of         % of Shares
                                                   Accounts         Outstanding
                                              ------------------    -----------
Mid-Cap "EDGE"(SM) Fund ....................  2 Omnibus Accounts         27%
Real Estate Securities Fund ................  1 Omnibus Account          54%

6. FEDERAL INCOME TAX INFORMATION

   The following funds have capital loss carryovers which may be used to offset future capital gains.

                                                       2009            2010
                                                     --------       -----------
Bond Fund ........................................         --       $ 1,767,986
Mid-Cap EDGE(SM) Fund ............................   $709,370        42,302,857
Real Estate Securities Fund ......................    727,379                --

   This report is not authorized for distribution to prospective investors in Phoenix-Seneca Funds unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Trust's record and other pertinent information.

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                            FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
    NAME, (AGE), AND           LENGTH OF     OVERSEEN BY                          DURING PAST 5 YEARS AND
         ADDRESS              TIME SERVED      TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway (73)        Served since        35         Chairman, Rittenhouse Advisors, LLC (consulting firm) since 2001.
Rittenhouse Advisors, LLC    2000.                          Trustee/Director, Realty Foundation of New York (1972-present), Pace
101 Park Avenue                                             University (1978-present), New York Housing Partnership Development
New York, NY 10178                                          Corp. (Chairman) (1981-present), Greater New York Councils, Boy Scouts of America (1985-present), Academy of Political Science (Vice Chairman)
                                                            (1985-present), Urstadt Biddle Property Corp. (1989-present), The Harlem
                                                            Youth Development Foundation (1998-present). Chairman, Metropolitan
                                                            Transportation Authority (1992-2001). Director, Trism, Inc. (1994-2001),
                                                            Consolidated Edison Company of New York, Inc. (1970-2002), Atlantic
                                                            Mutual Insurance Company (1974-2002), Centennial Insurance Company
                                                            (1974-2002), Josiah Macy, Jr., Foundation (1975-2002), Union Pacific
                                                            Corp. (1978-2002), BlackRock Freddie Mac Mortgage Securities Fund
                                                            (Advisory Director) (1990-2002), Accuhealth (1994-2002).
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne (73)     Served since        35         Currently retired.
The Flat, Elmore Court       1999.
Elmore, GL05, GL2 3NT
U.K.
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara (51)   Served since        33         Managing Director, U.S. Trust Company of New York (private bank)
United States Trust          2001.                          (1982-present).
Company of NY
114 West 47th Street
New York, NY 10036
------------------------------------------------------------------------------------------------------------------------------------
Everett L. Morris (74)       Served since        35         Vice President, W.H. Reaves and Company (investment management)
W.H. Reaves and Company      2000.                          (1993-present).
10 Exchange Place
Jersey City, NJ 07302
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
  NAME, (AGE), ADDRESS                      FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
  AND POSITION(S) WITH         LENGTH OF     OVERSEEN BY                          DURING PAST 5 YEARS AND
         TRUST                TIME SERVED      TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
*Philip R. McLoughlin (56)   Served since        46         Consultant, The Phoenix Companies, Inc. (2002-present). Director, PXRE
                             1999.                          Corporation (Delaware) (1985-present), World Trust Fund (1991-present).
 Chairman                                                   Chairman (1997-2002), Director (1995-2002), Vice Chairman (1995-1997)
                                                            and Chief Executive Officer (1995-2002), Phoenix Investment Partners,
                                                            Ltd. Director, Executive Vice President and Chief Investment Officer,
                                                            The Phoenix Companies, Inc. (2001-2002). Director (1994-2002) and
                                                            Executive Vice President, Investments (1988-2002), Phoenix Life
                                                            Insurance Company. Director (1983-2002) and Chairman (1995-2002),
                                                            Phoenix Investment Counsel, Inc. Director (1984-2002) and President
                                                            (1990-2000), Phoenix Equity Planning Corporation. Chairman and Chief
                                                            Executive Officer, Phoenix/Zweig Advisers LLC (1999-2002). Director and
                                                            President, Phoenix Investment Management Company (2001-2002). Director
                                                            and Executive Vice President, Phoenix Life and Annuity Company
                                                            (1996-2002). Director and Executive Vice President, PHL Variable
                                                            Insurance Company (1995-2002). Director, Phoenix National Trust Company
                                                            (1996-2002). Director and Vice President, PM Holdings, Inc. (1985-2002).
                                                            Director, PHL Associates, Inc. (1995-2002). Director (1992-2002) and
                                                            President (1992-1994), WS Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------

*  Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with
   The Phoenix Companies, Inc., and its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S) HELD WITH
    NAME, (AGE), AND          TRUST AND LENGTH OF                                PRINCIPAL OCCUPATION(S)
         ADDRESS                  TIME SERVED                                     DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Gail P. Seneca (50)          President since 1996.          President and Chief Executive and Investment Officer, Seneca Capital
909 Montgomery Street                                       Management LLC (1996-present). Managing Director, Equities, Phoenix
San Francisco, CA 94133                                     Investment Counsel, Inc. (1998-present). Managing General Partner and
                                                            Chief Executive and Investment Officer, GMG/Seneca Capital Management LP
                                                            (1989-present). President, GenCap, Inc. (1994-present). Trustee,
                                                            Phoenix-Seneca Funds (1996-2000).
------------------------------------------------------------------------------------------------------------------------------------
William R. Moyer (58)        Executive Vice President       Executive Vice President and Chief Financial Officer (1999-present),
                             since 2000.                    Senior Vice President and Chief Financial Officer (1995-1999), Phoenix
                                                            Investment Partners, Ltd. Director (1998-present), Senior Vice
                                                            President, Finance (1990-present), Chief Financial Officer
                                                            (1996-present), and Treasurer (1998-present), Phoenix Equity Planning
                                                            Corporation. Director (1998-present), Senior Vice President
                                                            (1990-present), Chief Financial Officer (1996-present) and Treasurer
                                                            (1994- present), Phoenix Investment Counsel, Inc. Senior Vice President
                                                            and Chief Financial Officer, Duff & Phelps Investment Management Co.
                                                            (1996-present). Vice President, Phoenix Fund Complex (1990-present).
------------------------------------------------------------------------------------------------------------------------------------
John F. Sharry (51)          Executive Vice President       President, Private Client Group (1999-present), Executive Vice
                             since 2000.                    President, Retail Division (1997-1999), Phoenix Investment Partners,
                                                            Ltd. President, Private Client Group, Phoenix Equity Planning
                                                            Corporation (2000-present). Executive Vice President, Phoenix Fund
                                                            Complex (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
Robert S. Driessen (56)      Vice President since 1999.     Vice President and Compliance Officer, Phoenix Investment Partners, Ltd.
                                                            (1999-present). Vice President, Phoenix Fund Complex (1999-present).
                                                            Compliance Officer (2000-present) and Associate Compliance Officer
                                                            (1999), PXP Securities Corp. Vice President and Compliance Officer,
                                                            Phoenix Investment Counsel, Inc. (1999-2003). Vice President, Risk
                                                            Management Liaison, Bank of America (1996-1999). Vice President,
                                                            Securities Compliance, The Prudential Insurance Company of America
                                                            (1993-1996). Branch Chief/Financial Analyst, Securities and Exchange
                                                            Commission, Division of Investment Management (1972-1993).
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss (50)        Treasurer since 2000.          Vice President, Fund Accounting (1994-present) and Treasurer
                                                            (1996-present), Phoenix Equity Planning Corporation. Treasurer, Phoenix
                                                            Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Wirth (44)        Secretary since 2002.          Vice President and Insurance and Investment Products Counsel
One American Row                                            (2002-present), Counsel (1993-2002), Phoenix Life Insurance Company.
Hartford, CT 06102                                          Secretary, Phoenix Funds Complex (2002-present).
------------------------------------------------------------------------------------------------------------------------------------


PHOENIX-SENECA FUNDS
909 Montgomery Street
San Francisco, California 94133


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris

OFFICERS
Gail P. Seneca, President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Robert S. Driessen, Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Secretary

--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

SUBADVISER
Seneca Capital Management LLC
909 Montgomery Street
San Francisco, California 94133

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                                -----------------
                                    PRESORTED
                                    STANDARD
                                  U.S. POSTAGE
                                      PAID
                                 Louisville, KY
                                 Permit No. 1051
                                -----------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

(LOGO)
PHOENIX
INVESTMENT PARTNERS, LTD.
[GRAPHIC OMITTED]

For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.



E-DELIVERY
OF YOUR FUND
COMMUNICATIONS
NOW AVAILABLE!

TO SIGN UP, GO TO
THE INDIVIDUAL
INVESTORS AREA AT
PHOENIXINVESTMENTS.COM
AND LOG IN. SELECT AN
ACCOUNT, THEN CLICK THE
"E-DELIVERY" BUTTON.

PXP 1140A (5/03)




ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a)      Not applicable.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 10. EXHIBITS.

(a)(1)   Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)             PHOENIX-SENECA FUNDS
            --------------------------------------------------------------------


By (Signature and Title)*  /S/ PHILIP R. MCLOUGHLIN
                         -------------------------------------------------------
                           Philip R. McLoughlin, Chairman
                           (principal executive officer)

Date              JUNE 5, 2003
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ PHILIP R. MCLOUGHLIN
                         -------------------------------------------------------
                           Philip R. McLoughlin, Chairman
                           (principal executive officer)

Date              JUNE 5, 2003
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ NANCY G. CURTISS
                         -------------------------------------------------------
                           Nancy G. Curtiss, Treasurer
                           (principal financial officer)

Date              JUNE 5, 2003
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.